Basis of Preparation and Significant Accounting Policies Basis of Preparation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Use of Estimates	Use of Estimates Assumptions and estimates made by management have a significant effect on the amounts reported within the consolidated financial statements. The most significant of these relate to losses and loss adjustment expenses, reinsurance recoverables, gross written premiums and commissions which have not been reported to the Company such as those relating to proportional treaty reinsurance contracts, unrecognized tax benefits, recoverability of deferred tax assets, the fair value of derivatives and the fair value of other and privately-held investments. All material assumptions and estimates are regularly reviewed and adjustments made as necessary but actual results could be significantly different from those expected when the assumptions or estimates were made.
Accounting for Insurance and Reinsurance Operations	Accounting for Insurance and Reinsurance Operations Premiums Earned. Premiums are recorded as written on the inception date of a policy. Premiums are primarily recognized as revenues proportionately over the coverage period. Premiums earned are recorded in the statements of operations, net of the cost of purchased reinsurance. Premiums written which are not yet recognized as earned premium are recorded in the consolidated balance sheet as unearned premiums, gross of any ceded unearned premiums. Written and earned premiums and the related costs include estimates for premiums which have not been finally determined. These relate mainly to contractual provisions for the payment of adjustment or additional premiums, premiums payable under proportional treaties and delegated underwriting authorities, and reinstatement premiums.
Adjustment and additional premiums are premiums charged which relate to experience during the policy term. The proportion of adjustable premiums included in the premium estimates varies between business lines with the largest adjustment premiums being in property and casualty reinsurance, marine, aviation and energy insurance and the smallest in property and casualty insurance.
Premiums under proportional treaty contracts and delegated underwriting authorities are generally not reported to the Company until after the reinsurance coverage is in force. As a result, an estimate of these “pipeline” premiums is recorded. The Company estimates pipeline premiums based on projections of ultimate premium taking into account reported premiums and expected development patterns.
Reinstatement premiums on assumed excess of loss reinsurance contracts are provided based on experience under such contracts. Reinstatement premiums are the premiums charged for the restoration of the reinsurance limit of an excess of loss contract to its full amount after payment by the reinsurer of losses as a result of an occurrence. Reinstatement premiums are recognized as revenue in full at the date of loss, triggering the payment of the reinstatement premiums. Reinstatement premiums provide future insurance cover for the remainder of the initial policy term. An allowance for uncollectible premiums is established for possible non-payment of premium receivables, as deemed necessary.
Credit Losses on Underwriting Premiums Receivable. Underwriting premium receivable balances are reported net of an allowance for expected credit losses. The allowance, based on ongoing review and monitoring of amounts outstanding, historical loss data, including write-offs and other relevant factors, is charged to net income in the period the receivable is recorded and revised in subsequent periods to reflect changes in the Company’s estimate of expected credit losses. Credit risk is partially mitigated by the Company’s ability to cancel the policy if the policyholder does not pay the premium.
Losses and Loss Adjustment Expenses. Losses represent the amount paid or expected to be paid to claimants in respect of events that have occurred on or before the balance sheet date. The costs of investigating, resolving and processing these claims are known as loss adjustment expenses (“LAE”). The statement of operations records these losses net of reinsurance, meaning that gross losses and loss adjustment expenses incurred are reduced by the amounts recovered or expected to be recovered under reinsurance contracts.
Reinsurance. Written premiums, earned premiums, incurred claims, LAE and the amortization of deferred policy acquisition costs all reflect the net effect of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the Company’s acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance arises from contracts under which other insurance companies agree to share certain risks with the Company.
Reinsurance accounting is followed when there is significant timing risk, significant underwriting risk and a reasonable possibility of significant loss. Reinsurance and retrocession does not isolate the ceding company from its obligations to policyholders. In the event that a reinsurer or retrocessionaire fails to meet its obligations, the ceding company’s obligations remain. The Company regularly evaluates the financial condition of its reinsurers and retrocessionaires and monitors the concentration of credit risk to minimize its exposure to financial loss from reinsurers’ and retrocessionaires’ insolvency by establishing an allowance for expected credit losses to be recognized over the life of the reinsurance recoverable.
Outward reinsurance premiums, which are paid when the Company purchases reinsurance or retrocessional coverage, are accounted for using the same accounting methodology as the Company uses for inwards premiums. Premiums payable under reinsurance contracts that operate on a “losses occurring during” basis are accounted for in full over the period of coverage while those arising from “risks attaching during” policies are expensed over the earnings period of the underlying premiums receivable from the reinsured business. Adjustment premiums and reinstatement premiums in relation to outward reinsurance are accrued when it is determined that the ultimate losses will trigger a payment and recognized within premiums payable.
Accounting for Retroactive Reinsurance Agreements. Retroactive reinsurance agreements are reinsurance agreements under which a reinsurer agrees to reimburse the Company as a result of past insurable events. For these agreements, the excess of the amounts ultimately collectible under the agreement over the consideration paid is recognized as a deferred gain liability which is amortized into income over the settlement period of the ceded reserves once the paid losses have exceeded the minimum retention. The amount of the deferral is recalculated each period based on actual loss payments and updated estimates of ultimate losses. If the consideration paid exceeds the ultimate losses collectible under the agreement, the net loss on the retroactive reinsurance agreement is recognized within income immediately.
Premiums payable for retroactive reinsurance coverage and meeting the conditions of reinsurance accounting are reported as reinsurance recoverables to the extent that those amounts do not exceed recorded liabilities relating to underlying reinsurance contracts. To the extent that recorded liabilities on an underlying reinsurance contract exceed premiums payable for retroactive coverage, a deferred gain is recognized.
Reserves. Insurance reserves are established for the total unpaid cost of claims and LAE in respect of events that have occurred by the balance sheet date, including the Company’s estimates of the total cost of claims incurred but not yet reported (“IBNR”). Claim reserves are reduced for estimated amounts of salvage and subrogation recoveries. Estimated amounts recoverable from reinsurers on unpaid losses and LAE are reflected as assets.
For reported claims, reserves are established on a case-by-case basis within the parameters of coverage provided in the insurance policy or reinsurance agreement. For IBNR claims, reserves are estimated using a number of established actuarial methods to establish a range of estimates from which a management best estimate is selected. Both case and IBNR reserve estimates consider variables such as past loss experience, changes in legislative conditions, changes in judicial interpretation of legal liability, policy coverages and inflation.
As many of the coverages underwritten involve claims that may not be ultimately settled for many years after they are incurred, subjective judgments as to the ultimate exposure to losses are an integral and necessary component of the loss reserving process. The Company regularly reviews its reserves, using a variety of statistical and actuarial techniques to analyze current claims costs, frequency and severity data, and prevailing economic, social and legal factors. Reserves established in prior periods are adjusted as claim experience develops and new information becomes available. Adjustments to previously estimated reserves are reflected in the financial results of the period in which the adjustments are made.
The process of estimating required reserves does, by its very nature, involve considerable uncertainty. The level of uncertainty can be influenced by factors such as the existence of coverage with long duration payment patterns and changes in claims handling practices, as well as the factors noted above. Ultimate actual payments for claims and LAE could turn out to be significantly different from the Company’s estimates.
Credit Losses on Reinsurance Recoverables. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability with the reinsured business. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk to minimize its exposure to significant losses from individual reinsurers. To further reduce credit exposure on reinsurance recoverables, the Company has received collateral, including letters of credit and trust accounts, from certain reinsurers. Following the adoption of ASC 326, as described above, an allowance is established for expected credit losses to be recognized over the life of the reinsurance recoverable. The allowance is based upon the current financial strength of the individual reinsurer and the amount of collateral held.
Amortization of Deferred Policy Acquisition Costs. The costs directly related to writing an insurance policy are referred to as policy acquisition expenses and include commissions, premium taxes and profit commissions. With the exception of profit commissions, these expenses are incurred when a policy is issued, and only the costs directly related to the successful acquisition of new and renewal insurance and reinsurance contracts are deferred and amortized over the same period as the corresponding premiums are recorded as revenues. Profit commissions are estimated based on the related performance criteria evaluated at the balance sheet date, with subsequent changes to those estimates recognized when they occur. Commissions received related to reinsurance premiums ceded are netted against broker commissions in determining acquisition costs eligible for deferral.
On a regular basis a recoverability analysis is performed of the deferred policy acquisition costs in relation to the expected recognition of revenues, including anticipated investment income, and adjustments, if any, are reflected as period costs. Should the analysis indicate that the acquisition costs are unrecoverable, further analyses are performed to determine if a reserve is required to provide for losses which may exceed the related unearned premium.
General, Administrative and Corporate Expenses. These costs represent the expenses incurred in running the business and include, but are not limited to compensation costs for employees, rental costs, IT development and operating and non-operating costs and professional and consultancy fees. General, policy and administrative costs directly attributable to the successful acquisition of business are deferred and amortized over the same period as the corresponding premiums are recorded as revenues. When reporting the results for its business segments, the Company includes expenses which are directly attributable to the segment plus an allocation of central administrative costs. Corporate expenses are not allocated to the Company’s business segments as they typically do not fluctuate with the levels of premium written and are related to the Company’s operations which include group executive costs, group finance costs, group legal and actuarial costs and certain strategic and other costs.
Accounting for Investments, Cash and Cash Equivalents	Accounting for Investments, Cash and Cash Equivalents
Fixed Income Securities. The fixed income securities portfolio comprises securities issued by governments and government agencies, corporate bonds, mortgage and other asset-backed securities and bank loans. Investments in fixed income securities are classified as available for sale or trading and are reported at estimated fair value in the consolidated balance sheet. Investment transactions are recorded on the trade date with balances pending settlement reflected in the consolidated balance sheet under receivables for securities sold and other payables for securities purchased, respectively. Fair values are based on quoted market prices and other data provided by third-party pricing services.
Short-term Investments. Short-term investments primarily comprise highly liquid debt securities with a maturity greater than three months but less than one year from the date of purchase and are held as part of the investment portfolio of the Company. Short-term investments are classified as either trading or available for sale and carried at estimated fair value.
Catastrophe Bonds. Investments in catastrophe bonds are classified as trading and are carried on the consolidated balance sheet at estimated fair value. The fair values are based on independent broker-dealer quotes.
Privately-held Investments. The Company’s privately-held investments primarily comprise commercial mortgage loans and middle market loans.  These investments are classified as trading and are carried on the consolidated balance sheet at estimated fair value.  Privately-held investments are initially valued at cost or transaction value which approximates fair value. In subsequent measurement periods, the fair values of these securities are primarily determined using internally developed discounted cash flow models.  Interest income is accrued on the principal amount of the loan based on its contractual interest rate subject to it being probable that we will receive interest on that particular underlying loan.  Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income on the consolidated statements of income.
Other Investments, Equity Method. Other investments represent the Company’s investments that are recorded using the equity method of accounting. Adjustments to the fair value of these investments are made based on the net asset value of the investment.
Other investments. Other investments represent the Company’s investments in real estate funds. Adjustments to the fair value are made based on the net asset value of the investment.
Cash and Cash Equivalents. Cash and cash equivalents are carried at fair value. Cash and cash equivalents comprise cash on hand, deposits held on call with banks and other short-term highly liquid investments due to mature within three months from the date of purchase and which are subject to insignificant risk of change in fair value.
Gains and Losses. Realized gains or losses on the sale of investments are determined on the basis of the first in first out cost method and, for fixed income available for sale securities, include adjustments to the cost basis of investments for declines in value that are considered to be other-than-temporary. Unrealized gains and losses represent the difference between the cost, or the cost as adjusted by amortization of any difference between its cost and its redemption value (“amortized cost”), of the security and its fair value at the reporting date and are included within other comprehensive income for securities classified as available for sale and in realized and unrealized investment gains or losses in the consolidated statement of operations for securities classified as trading.
Current Expected Credit Losses (“CECL”) / Other-than-temporary Impairment of Investments. Following the Company’s adoption of ASU 2016-13 “Financial Instruments - Credit Losses (Topic 326)”, effective January 1, 2020, credit losses on available for sale debt securities accounting policy is applicable; prior to this date, the comparative periods presented the other-than-temporary impairment of investment accounting policy which was applicable:
Credit Losses on Available for Sale Debt Securities. A detailed analysis is performed each reporting period end to assess declines in the fair values of available for sale debt securities. Our credit loss model employs a discounted cash flow approach across all asset classes. Credit losses are only computed for assets held at an unrealized loss at the balance sheet date and will have a fair value floor. Default probabilities are estimated for each rating from AAA to C and analysis is undertaken separately for different assets classes and geographies. The expected credit losses, and subsequent adjustments to such losses are recorded within net realized gains/(losses) and are deducted from the amortized cost basis of the financial asset, with the net carrying value of the financial asset presented on the consolidated balance sheet at the amount expected to be collected.
Other-than-temporary Impairment of Investments. A security is impaired when its fair value is below its cost or amortized cost. The Company reviewed its investment portfolio each quarter on an individual security basis for potential other-than-temporary impairment (“OTTI”) based on criteria including issuer-specific circumstances, credit ratings actions and general macro-economic conditions.
OTTI was deemed to occur when there was no objective evidence to support recovery in value of a security and (i) the Company intended to sell the security or more likely than not would be required to sell the security before recovery of its cost or adjusted amortized cost basis or (ii) it was deemed probable that the Company would be unable to collect all amounts due according to the contractual terms of the individual security. In the first case, the entire unrealized loss position was taken as an OTTI charge to realized losses in earnings. In the second case, the unrealized loss was separated into the amount related to credit loss and the amount related to all other factors. The OTTI charge related to credit loss was recognized in realized losses in earnings and the amount related to all other factors was recognized in other comprehensive income. The cost basis of the investment is reduced accordingly and no adjustments to the cost basis were made for subsequent recoveries in value.
Although the Company reviewed each security on a case by case basis, it had also established parameters focusing on the extent and duration of impairment to help identify securities in an unrealized loss position which were other-than-temporarily impaired. For fixed income securities in the available for sale portfolio, the Company considered securities which had been in an unrealized loss position for 12 months or more which had a market value of more than 20% below cost should be other-than-temporarily impaired.
Investment Income. Investment income includes amounts received and accrued in respect of periodic interest (“coupons”) payable to the Company by the issuer of fixed income securities, equity dividends and interest credited on cash and cash equivalents. It also includes amortization of premium and accretion of discount in respect of fixed income securities. Investment income also includes changes in fair value and income distribution from investments in real estate funds. Investment management and custody fees are charged against net investment income reported in the consolidated statement of operations.
Accounting for Derivative Financial Instruments	Accounting for Derivative Financial Instruments The Company enters into derivative instruments such as interest rate swaps and forward exchange contracts in order to manage certain market and credit risks. The Company records derivative instruments at fair value on the Company’s balance sheet as either assets or liabilities, depending on their rights and obligations. The accounting for the gain or loss due to the changes in the fair value of these instruments is dependent on whether the derivative qualifies as a hedge. If the derivative does not qualify as a hedge, the gains or losses are reported in earnings when they occur. If the derivative does qualify as a hedge, the accounting treatment varies based on the type of risk being hedged.
Accounting for Intangible Assets	Accounting for Intangible Assets Intangible assets are held in the consolidated balance sheet at cost less amortization and impairment. Amortization applies on a straight-line basis in respect of assets having a finite estimated useful economic life. The Company performs a qualitative assessment annually to determine whether it is more likely than not that an intangible asset considered to have an indefinite life is impaired. Goodwill is assessed annually for impairment or more frequently if circumstances indicate an impairment may have occurred.
Accounting for Office Properties and Equipment	Accounting for Office Properties and Equipment Office properties and equipment are carried at cost less accumulated depreciation. These assets are depreciated on a straight-line basis over the estimated useful lives of the assets. Computer equipment and software is depreciated between three and five years with depreciation for software commencing on the date the software is brought into use. Furniture and fittings are depreciated over four years and leasehold improvements are depreciated over the lesser of 15 years or the lease term.
Accounting for Right-of-Use Operating Lease Assets	Accounting for Right-of-Use Operating Lease AssetsRight-of-use operating lease assets comprise primarily of leased office real estate and other assets. For all office real estate leases, rent incentives, including reduced-rent and rent free periods and contractually agreed rent increases during the lease term, have been included when determining the present value of future cash flows. Right-of-use operating lease assets are carried at cost less accumulated depreciation. Right-of-use operating lease assets are depreciated over the lease term.Right-of-use operating lease assets are tested for impairments whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the carrying value of an asset is impaired, it is reduced to the recoverable amount by an immediate charge to the income statement. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use.
Accounting for Foreign Currencies Translation	Accounting for Foreign Currencies Translation
The reporting currency of the Company is the U.S. Dollar. The functional currencies of the Company’s foreign operations and branches are the currencies in which the majority of their business is transacted.
Transactions in currencies other than the functional currency are measured in the functional currency of that operation at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in non-functional currencies are remeasured at the exchange rate prevailing at the balance sheet date and any resulting foreign exchange gains or losses are reflected in the statement of operations.
Monetary and non-monetary assets and liabilities of the Company’s functional currency operations are translated into U.S. Dollars at the exchange rate prevailing at the balance sheet date. Income and expenses of these operations are translated at the exchange rate prevailing at the date of the transaction. Unrealized gains or losses arising from the translation of functional currencies are recorded net of tax as a component of other comprehensive income.
Accounting for Income Tax	Accounting for Income Taxes Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. When the Company does not believe that, on the basis of available information, it is more likely than not that deferred tax assets will be fully recovered, it recognizes a valuation allowance against its deferred tax assets to reduce the deferred tax assets to the amount more likely than not to be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
Furthermore, a tax benefit from a tax position may be recognized in the financial statements only if it is more-likely-than-not that the position is sustainable, based solely on its technical merits and consideration of the relevant tax authority’s widely understood administrative practices and precedents. The tax benefit recognized, when the likelihood of realization is more likely-than-not (i.e. greater than 50 percent), is measured at the largest amount that is greater than 50 percent likely of being realized upon settlement.
The Company applies a portfolio approach to release the income tax effects in accumulated other comprehensive income. Under this approach, the income tax effects upon the sale of an available-for-sale debt security, settlement of hedged transactions and upon foreign currency translation adjustments for each period, are determined under the intraperiod tax allocation approach. Any tax effects remaining in accumulated other comprehensive income are only released when the entire portfolio is liquidated, sold or extinguished.

Accounting for Preference Shares	Accounting for Preference Shares The Company had at the balance sheet date in issue three classes of preference shares. The Company has no obligation to pay interest on these securities but they carry entitlements to dividends payable at the discretion of the Board of Directors. In the event of non-payment of dividends for six consecutive periods, holders of preference shares have director appointment rights. The preference shares are therefore accounted for as equity instruments and included within total shareholders’ equity.
Accounting for Long-term Incentive Plans	Accounting for Long-Term Incentive Plans The Company operates an employee long-term incentive plan, comprised of Performance Units and Exit Units, the terms and conditions of which are described in Note 16. The Company applies a fair-value based measurement method in calculating the compensation costs of Performance Units which are recognized on a straight line basis over the vesting period.
Accounting for Business Combinations	Accounting for Business Combinations
The Company accounts for a transaction as a business combination where the assets acquired and liabilities assumed following a transaction constitute a business. An acquired entity must have inputs and processes that make it capable of generating a return or economic benefit to be considered a business. If the assets acquired are not a business, the Company accounts the transaction as an asset acquisition. The Company recognizes and measures at fair value 100 percent of the assets and liabilities of any acquired business. Goodwill is recognized and measured as the difference between the consideration paid or payable less the fair value of assets acquired.
The Company accounts for the disposal of subsidiary undertakings when it ceases to control the subsidiary’s assets and liabilities or the group of assets. A gain or loss is recognized and measured as the difference between the fair value of consideration received or receivable and the value of assets, liabilities and equity components de-recognized, related to that subsidiary or group of assets when deconsolidated.
Costs that are directly related to a business combination transaction are expensed in the periods in with the costs are incurred and the services are received.

Accounting for Long-term Debt Issued by Variable Interest Entities
Accounting Pronouncements	Accounting Pronouncements
Accounting Pronouncements Adopted in 2021
On December 18, 2019, Financial Accounting Standards Board (the “FASB”) issued ASU 2019-12, “Income Taxes (Topic 740)” which makes amendments aimed at simplifying the accounting for income taxes. This ASU was effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years. During the year, the Company evaluated and considered the provisions of ASU 2019-12 and has concluded that there is no material impact on the consolidated financial statements for the current year. Adoption of this ASU did not have a material impact on the Company’s financial statements and disclosures.
On March 12, 2020, the FASB issued ASU 2020-04, “Reference Date Reform (Topic 848)” which provides optional guidance for a limited period of time (March 12, 2020 to December 31, 2022) aiming at easing the potential burden in accounting for the effects of reference rate reform, such as the potential cessation of the London Interbank Offered Rate (“LIBOR”). This ASU was effective as of March 12, 2020 through December 31, 2022. Adoption of this ASU did not have a material impact on the Company’s financial statements and disclosures.
On January 7, 2021, the FASB issued ASU 2021-01, “Reference Rate Reform (Topic 848)” which provides additional clarification on the scope of Topic 848 so that derivatives affected by the discounting transition are explicitly eligible for certain optional expedients and exceptions in Topic 848. Additionally, to clarify that a receive-variable-rate, pay-variable-rate cross-currency interest rate swap may be considered an eligible hedging instrument in a net investment hedge if both legs of the swap do not have the same repricing intervals and dates as a result of reference rate reform. This ASU was effective as of January 7, 2021. Adoption of this ASU did not have a material impact on the Company’s financial statements and disclosures.
Accounting Pronouncements Not Yet Adopted
Other accounting pronouncements were issued during the year ended December 31, 2021 which were either not relevant to the Company or did not impact the Company’s consolidated financial statements.
(n)    Correction of Immaterial Errors
During the current year, management identified immaterial errors which resulted in a revision of the Company's historical financial statements, as further described below:
Foreign exchange gains and losses. During the second quarter of 2021, the Company identified an error regarding incorrect treatment of foreign exchange gains and losses arising as a result of currency matching issues within Aspen U.K.’s underwriting premiums receivable. The error resulted in previous foreign exchange revaluation and translation amounts, which should have been matched with an underwriting premium receivable payment being carried over, and were incorrectly included in Aspen U.K.’s underwriting premiums receivable, thereby overstating the related asset value.
Income tax expense. During the year, the Company identified an error regarding the completeness and accuracy of the information used in recognizing both current and deferred income taxes on Aspen U.K.’ branches and the associated application thereof in respect of local tax rules in the various jurisdiction.
Net earned premium. During the year, the Company identified immaterial differences within gross written and re-insurance premium relating to prior year which have been corrected.
The Company has concluded that these errors are immaterial to the prior period financial statements of Aspen Holdings and that correcting the income statement errors in the current period would likely materially misstate the current period financial statements. In accordance with U.S. GAAP, we have, therefore, corrected the errors in the comparatives of the 2021 financial statements of Aspen Holdings by adjusting 2020 and 2019 prior period information and adding disclosure of the errors. Refer to Item 18, Note 26, “Correction of Immaterial Errors” of our consolidated financial statements for additional information.